Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Summary of disaggregated revenue by geographical split
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2022 £’000	2021 £’000
UK	158,700	125,471
North America	135,088	108,664
Europe	89,430	62,834
Rest of the world	18,192	8,164
Total	401,410	305,133
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2022 £’000	2021 £’000
Payments and Financial Services	210,639	154,020
TMT(1)	88,908	75,822
Other	101,863	75,291
Total	401,410	305,133
(1) Technology, Media and Telecommunications ("TMT")